Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 340,039	$ 928,389
Prepaid expenses	226,526	251,800
Total Current Assets	566,565	1,180,189
Prepaid expenses	102,209	213,168
Investments held in Trust Account	78,557,873	75,750,000
Total Assets	79,226,647	77,143,357
Current Liabilities:
Accrued expenses	775,464	200,247
Derivative liability		76,588
Total Current Liabilities	775,464	276,835
Business combination fee payable	3,375,000	3,375,000
Total Liabilities	4,150,464	3,651,835
Commitments and contingencies
Class A common stock subject to possible redemption	78,448,306	75,750,000
Stockholders’ Deficit:
Preferred stock value
Common stock value	32	32
Common stock value	194	216	[1]
Additional paid-in capital	22
Accumulated deficit	(3,372,371)	(2,258,726)
Total Stockholders’ Deficit	(3,372,123)	(2,258,478)
Total Liabilities and Stockholders’ Deficit	$ 79,226,647	$ 77,143,357

[1]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).